INVESTMENTS AUGUST 31, 1997

Showing Percentage of Total Value of Investments in Securities


FEDERAL AGENCIES - 47.8%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL FARM CREDIT BANK - AGENCY COUPONS - 3.5%
4/1/98 6.01% $ 73,000,000 $ 72,907,891
9/2/98 5.70  30,000,000  29,961,600
   102,869,491
FEDERAL HOME LOAN BANK - AGENCY COUPONS - 11.2%
9/2/97 5.50 (a)  45,000,000  44,965,350
9/2/97 5.54 (a)  93,000,000  92,993,844
9/19/97 5.65 (a)  55,000,000  54,978,137
3/18/98 5.88  75,000,000  75,000,000
6/9/98 5.89  33,000,000  32,996,659
6/11/98 5.88  5,000,000  4,998,023
6/12/98 5.81  23,000,000  22,983,894
   328,915,907
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 1.8%
10/30/97 5.79  32,000,000  31,704,738
12/31/97 5.59  19,640,000  19,281,224
   50,985,962
FEDERAL HOME LOAN MORTGAGE CORP. - AGENCY COUPONS - 1.9%
3/17/98 5.79  27,000,000  26,978,432
4/8/98 6.04  28,000,000  27,955,766
   54,934,198
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS - 21.7%
9/2/97 5.58 (a)  65,000,000  65,160,204
9/2/97 5.67 (a)  121,000,000  120,997,968
9/4/97 5.54 (a)  61,000,000  60,990,643
9/9/97 5.71 (a)  49,000,000  48,988,437
9/13/97 5.71 (a)  25,000,000  24,990,601
9/15/97 5.53  125,000,000  124,899,635
3/18/98 5.91  25,000,000  24,962,806
4/15/98 6.06  33,000,000  32,976,502
4/17/98 6.11  28,000,000  27,968,572
5/21/98 5.96  34,000,000  33,964,490
8/14/98 5.71  55,000,000  54,902,070
9/9/98 5.72  16,000,000  15,978,080
   636,780,008
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 7.7%
9/4/97 5.50  32,525,000  32,510,222
9/5/97 5.58  115,375,000  115,304,493

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
10/14/97 5.60% $ 10,000,000 $ 9,934,544
10/24/97 5.78  69,000,000  68,429,102
   226,178,361
TOTAL FEDERAL AGENCIES   1,400,663,927
MEDIUM-TERM NOTES - 0.1%
EXPORT-IMPORT BANK, U.S.
(AS GUARANTOR FOR K.A. LEASING, LTD.) (A)(B)
9/15/97 5.75  2,926,915  2,926,915
REPURCHASE AGREEMENTS - 52.1%
 MATURITY
 AMOUNT

In a joint trading account (Note 2 & 3):
 (U.S. Treasury Obligations)
  dated 8/29/97 due 9/2/97
   At 5.62%  $ 910,534,720  909,967,000
 (U.S. Government Obligations):
  dated 8/11/97 due 9/2/97
   At 5.58%   32,109,120  32,000,000
  dated 8/20/97 due 9/2/97
   At 5.50%   13,025,819  13,000,000
  dated 8/29/97 due 9/2/97
   At 5.58%   47,029,142  47,000,000
  dated 8/1/97 due 9/3/97
   At 5.55%   164,834,350  164,000,000
  dated 8/7/97 due 9/8/97
   At 5.55%   119,587,067  119,000,000
  dated 8/4/97 due 11/3/97
   At 5.58%   197,750,475  195,000,000
  dated 8/19/97 due 11/6/97
   At 5.58%   48,587,760  48,000,000
TOTAL REPURCHASE AGREEMENTS   1,527,967,000
TOTAL INVESTMENTS - 100%  $ 2,931,557,842
Total Cost for Income Tax Purposes $ 2,931,557,842
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Export-Import Bank U.S.
 (as guarantor for
 K.A. Leasing, Ltd.) 7/8/94 $2,926,915
INCOME TAX INFORMATION
At August 31, 1997, the fund had a capital loss carryforward of approximately $278,000 of which $171,000, $105,000 and $2,000 will expire on August 31, 2002, 2003, and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES


 AUGUST 31, 1997


ASSETS


INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $1,527,967,000) -                   $ 2,931,557,842

SEE ACCOMPANYING SCHEDULE


CASH                                                                                                        321


INTEREST RECEIVABLE                                                                                         16,103,877


 TOTAL ASSETS                                                                                               2,947,662,040


LIABILITIES


PAYABLE FOR INVESTMENTS PURCHASED                                                           $ 45,939,680


SHARE TRANSACTIONS IN PROCESS                                                                679,248


DISTRIBUTIONS PAYABLE                                                                        144,421


ACCRUED MANAGEMENT FEE                                                                       1,038,198


OTHER PAYABLES AND ACCRUED EXPENSES                                                          19,009


 TOTAL LIABILITIES                                                                                          47,820,556


NET ASSETS                                                                                                 $ 2,899,841,484


NET ASSETS CONSIST OF:


PAID IN CAPITAL                                                                                            $ 2,900,119,880


ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                                         (278,396)


NET ASSETS, FOR 2,900,022,080 SHARES OUTSTANDING                                                           $ 2,899,841,484


NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                              $1.00

($2,899,841,484 (DIVIDED BY) 2,900,022,080 SHARES)



STATEMENT OF OPERATIONS

 YEAR ENDED AUGUST 31, 1997

INTEREST INCOME                                                        $ 152,063,136

EXPENSES

MANAGEMENT FEE                                          $ 11,491,015

NON-INTERESTED TRUSTEES' COMPENSATION                    19,642

 TOTAL EXPENSES BEFORE REDUCTIONS                        11,510,657

 EXPENSE REDUCTIONS                                      (862,945)      10,647,712

NET INTEREST INCOME                                                     141,415,424

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                 57,726

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 141,473,150


STATEMENT OF CHANGES IN NET ASSETS


                                                                                       YEAR ENDED         YEAR ENDED

                                                                                       AUGUST 31,         AUGUST 31,

                                                                                       1997               1996


INCREASE (DECREASE) IN NET ASSETS


OPERATIONS                                                                             $ 141,415,424      $ 126,313,882

NET INTEREST INCOME


 NET REALIZED GAIN (LOSS)                                                               57,726             (1,541)


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        141,473,150        126,312,341


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME                                  (141,415,424)      (126,313,882)


SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE                                3,458,323,232      2,194,070,961

PROCEEDS FROM SALES OF SHARES


 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                                 141,415,424        124,852,098


 COST OF SHARES REDEEMED                                                                (3,222,561,829)    (2,066,690,779)


 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS     377,176,827        252,232,280


  TOTAL INCREASE (DECREASE) IN NET ASSETS                                               377,234,553        252,230,739


NET ASSETS


 BEGINNING OF PERIOD                                                                    2,522,606,931      2,270,376,192


 END OF PERIOD                                                                         $ 2,899,841,484    $ 2,522,606,931



FINANCIAL HIGHLIGHTS



                                           YEARS ENDED AUGUST 31,

                                           1997                     1996          1995          1994          1993

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD       $ 1.000                  $ 1.000       $ 1.000       $ 1.000       $ 1.000

INCOME FROM INVESTMENT OPERATIONS          .052                     .052          .053          .032          .029
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                  (.052)                   (.052)        (.053)        (.032)        (.029)

NET ASSET VALUE, END OF PERIOD            $ 1.000                  $ 1.000       $ 1.000       $ 1.000       $ 1.000

TOTAL RETURN A                              5.31%                    5.36%         5.46%         3.27%         2.95%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)    $ 2,899,841              $ 2,522,607   $ 2,270,376   $ 1,655,404   $ 1,393,583

RATIO OF EXPENSES TO AVERAGE NET ASSETS   .42%                     .37% B        .42%          .42%          .42%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER EXPENSE REDUCTIONS                    .39% C                   .34% C        .42%          .42%          .42%

RATIO OF NET INTEREST INCOME TO AVERAGE
NET ASSETS                                  5.16%                    5.27%         5.38%         3.26%         2.90%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Retirement Government Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,926,915 or 0.1% of net assets.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $13,025,819 at 5.50%, $32,109,120 at 5.58%, $164,834,350 at 5.55%, $119,587,067 at 5.55%,
$197,750,475 at 5.58%, $48,587,460 at 5.58%, $47,029,142 at 5.58%, and
3. JOINT TRADING ACCOUNT - CONTINUED
$910,534,720 at 5.62%. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED AUGUST 29, 1997, DUE SEPTEMBER 2, 1997 5.62%
Number of dealers or banks 8
Maximum amount with one dealer or bank 23.0%
Aggregate principal amount of agreements $1,654,926,000
Aggregate maturity amount of agreements $1,655,958,493
Aggregate market value of transferred assets $1,705,214,891
Coupon rates of transferred assets 0% to 14.50%
Maturity dates of transferred assets 11/1/01 to 4/1/37
DATED AUGUST 20, 1997, DUE SEPTEMBER 2, 1997  5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $225,000,000
Aggregate maturity amount of agreements $225,446,875
Aggregate market value of transferred assets $233,057,959
Coupon rates of transferred assets 0% to 12%
Maturity dates of transferred assets 1/1/04 to 12/1/33
DATED AUGUST 11, 1997, DUE SEPTEMBER 2, 1997  5.58%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,341,000
Aggregate market value of transferred assets $103,291,421
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 8/1/01 to 11/1/35
DATED AUGUST 29, 1997, DUE SEPTEMBER 2, 1997 5.58%
Number of dealers or banks 10
Maximum amount with one dealer or bank 22.4%
Aggregate principal amount of agreements $6,161,592,000
Aggregate maturity amount of agreements $6,165,412,489
Aggregate market value of transferred assets $6,294,517,367
Coupon rates of transferred assets 0% to 15.75%
Maturity dates of transferred assets 8/31/97 to 7/1/35
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED AUGUST 1, 1997, DUE SEPTEMBER 3, 1997   5.58%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $525,000,000
Aggregate maturity amount of agreements $527,670,938
Aggregate market value of transferred assets $540,750,001
Coupon rates of transferred assets 0.59% to 8.35%
Maturity dates of transferred assets 7/1/19 to 9/1/36
DATED AUGUST 7, 1997, DUE SEPTEMBER 8, 1997 5.55%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $200,986,667
Aggregate market value of transferred assets $207,446,405
Coupon rates of transferred assets 0% to 8.50%
Maturity dates of transferred assets 9/1/97 to 12/1/34
DATED AUGUST 4, 1997, DUE NOVEMBER 3, 1997  5.58%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $600,000,000
Aggregate maturity amount of agreements $608,463,000
Aggregate market value of transferred assets $620,397,119
Coupon rates of transferred assets 0% to 12%
Maturity dates of transferred assets 9/1/98 to 2/1/37
DATED AUGUST 19, 1997, DUE NOVEMBER 6, 1997  5.58%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $202,449,000
Aggregate market value of transferred assets $206,356,026
Coupon rates of transferred assets 5.50% to 12%
Maturity dates of transferred assets 4/1/00 to 9/1/27
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $862,945 under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Money Market Trust and the Shareholders of Retirement Government Money Market Portfolio:
We have audited the accompanying statement of assets and liabilities of Fidelity Money Market Trust: Retirement Government Money Market Portfolio, including the schedule of portfolio investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Money Market Trust: Retirement Government Money Market Portfolio as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. /s/COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
October 10, 1997






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Boyce I. Greer, VICE PRESIDENT
Robert Litterst, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Richard A. Silver, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
INVESTMENTS AUGUST 31, 1997

Showing Percentage of Total Value of Investments in Securities


CERTIFICATES OF DEPOSIT - 41.4%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC CERTIFICATES OF DEPOSIT - 2.1%
Chase Manhattan Bank (USA) Delaware
9/9/97 5.57% $ 25,000,000 $ 25,000,000
2/9/98 5.75  34,000,000  34,000,000
CoreStates Capital Corp. (a)
9/4/97 5.59  8,000,000  8,000,000
9/30/97 5.59  10,000,000  9,999,090
Morgan Guaranty Trust, NY
3/20/98 6.00  29,000,000  28,990,890
8/6/98 5.90  26,000,000  25,992,847
   131,982,827
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 31.0%
Bank of Montreal
9/16/97 5.53  116,000,000  116,000,000
Bank of Nova Scotia
11/12/97 5.60  29,000,000  29,000,000
7/21/98 5.97  8,000,000  7,989,047
8/31/98 5.97  20,000,000  19,987,507
Bank of Tokyo - Mitsubishi Ltd.
9/30/97 5.76  35,000,000  35,000,000
10/7/97 5.70  4,000,000  4,000,344
Banque Nationale de Paris
9/3/97 5.52  25,000,000  25,000,006
9/22/97 5.56  84,000,000  84,000,000
9/24/97 5.58  50,000,000  50,004,370
9/30/97 5.85  25,000,000  25,000,000
Barclays Bank, PLC
9/8/97 5.58  80,000,000  80,000,000
9/22/97 5.52  80,000,000  80,000,000
1/26/98 5.80  25,000,000  24,994,032
Caisse Nationale de Credit Agricole
9/8/97 5.57  30,000,000  30,000,000
10/20/97 5.60  35,000,000  35,000,000
10/22/97 5.59  46,000,000  46,000,000
11/13/97 5.86  12,000,000  12,000,000
Canadian Imperial Bank of Commerce
9/22/97 5.53  18,000,000  18,000,000
8/28/98 5.97  60,000,000  59,965,960
Commerzbank, Germany
9/10/97 5.56  25,000,000  25,000,000
9/10/97 5.62  25,000,000  25,000,000
Deutsche Bank, Germany
9/22/97 5.56  94,000,000  94,000,000
10/28/97 5.70  9,000,000  8,998,216
4/10/98 6.25  25,000,000  24,992,783
8/10/98 5.91  25,000,000  24,986,521
8/11/98 5.90  55,000,000  54,975,206

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Hong Kong & Shanghai Banking Corp.
9/11/97 5.55% $ 15,000,000 $ 15,000,071
Landesbank Hessen - Thuringen
9/5/97 6.20  25,000,000  25,000,026
Midland Bank PLC
9/5/97 5.57  14,000,000  14,000,138
9/10/97 5.57  5,000,000  5,000,012
National Westminster Bank, PLC
6/23/98 6.00  60,000,000  59,958,748
8/10/98 6.00  8,675,000  8,663,706
Rabobank Nederland, N.V.
3/20/98 6.00  25,000,000  24,996,072
4/10/98 6.25  20,000,000  19,994,227
Royal Bank of Canada
3/3/98 5.82  25,000,000  24,997,601
8/7/98 5.90  27,000,000  26,992,782
8/13/98 6.00  10,000,000  9,995,017
Sanwa Bank, Ltd. Japan
9/25/97 5.75  29,000,000  29,000,191
10/2/97 5.65  23,000,000  23,000,000
10/3/97 5.70  18,000,000  18,001,176
Societe Generale, France
9/3/97 5.70  25,000,000  24,999,817
10/1/97 5.60  9,000,000  8,999,714
10/14/97 5.56  50,000,000  50,001,622
10/15/97 5.56  6,000,000  6,000,199
10/20/97 5.56  138,000,000  138,000,000
11/12/97 5.90  34,000,000  34,000,000
Sumitomo Bank, Ltd. Japan
9/2/97 5.75  19,000,000  19,000,000
Swiss Bank Corp.
9/2/97 5.58  50,000,000  50,000,000
9/8/97 5.57  35,000,000  35,000,000
12/22/97 5.99  50,000,000  50,000,000
12/30/97 6.04  30,000,000  30,000,000
1/20/98 5.70  90,000,000  90,000,000
2/27/98 5.88  12,000,000  12,000,000
8/28/98 5.97  30,000,000  29,985,817
Westdeutsche Landesbank
9/4/97 5.58  15,000,000  15,000,087
9/18/97 5.53  23,000,000  23,000,000
12/22/97 5.62  20,000,000  20,000,000
   1,980,481,015
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.7%
Bank of Nova Scotia
4/1/98 6.20  30,000,000  29,990,027
National Westminster Bank, PLC
2/12/98 5.75  12,000,000  12,000,000
      41,990,027
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
SAN FRANCISCO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.1%
Banque Nationale de Paris
11/17/97 5.61% $ 8,000,000 $ 8,000,293
LONDON BRANCH, EURODOLLAR, DOMESTIC BANKS - 0.4%
Bankers Trust Co.
10/10/97 5.63  16,000,000  16,000,151
11/20/97 5.60  9,000,000  9,000,754
   25,000,905
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 7.1%
ABN-AMRO Bank
9/17/97 5.56  18,000,000  18,000,152
9/22/97 5.65  6,000,000  6,000,035
9/23/97 5.56  4,000,000  4,000,188
1/14/98 5.70  11,000,000  11,000,365
Abbey National, Treasury Services
3/4/98 5.87  27,000,000  27,000,000
Australia & New Zealand Banking
2/20/98 5.70  6,000,000  5,999,393
Banco Bilbao Vizcaya, S.A.
1/21/98 5.70  6,000,000  6,000,230
Bank of Nova Scotia
9/9/97 5.58  26,000,000  26,000,000
11/12/97 5.86  20,000,000  20,000,000
Banque Bruxelles Lambert SA
10/21/97 5.60  15,000,000  15,000,411
Banque Nationale de Paris
10/1/97 5.55  25,000,000  25,001,659
Barclays Bank, PLC
10/3/97 5.55  74,000,000  74,000,000
Bayerische Landesbank Girozentrale
9/30/97 5.60  21,000,000  21,000,855
12/31/97 5.75  10,000,000  10,000,297
Bayerische Vereinsbank A.G.
9/17/97 5.65  11,000,000  10,999,939
12/29/97 5.75  20,000,000  20,000,321
National Australia Bank
9/23/97 5.65  10,000,000  10,000,000
National Westminster Bank, PLC
10/1/97 5.53  22,000,000  21,999,485
Norddeutsche Landesbank
1/20/98 5.70  20,000,000  20,000,761
Royal Bank of Scotland, PLC
12/29/97 5.75  15,000,000  15,000,482
Sumitomo Bank, Ltd. Japan
10/1/97 5.75  26,000,000  26,000,428

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Toronto-Dominion Bank
9/22/97 5.64% $ 25,000,000 $ 25,000,000
Westdeutsche Landesbank
10/1/97 5.55  6,000,000  5,999,915
11/24/97 5.60  29,000,000  29,000,666
   453,005,582
TOTAL CERTIFICATES OF DEPOSIT   2,640,460,649
COMMERCIAL PAPER - 35.1%
AC Acquisition Holding Co.
9/9/97 5.58  13,000,000  12,984,024
9/10/97 5.60  5,000,000  4,993,075
9/16/97 5.55  22,000,000  21,949,583
American Express Credit Corp.
9/8/97 5.57  15,000,000  14,983,900
9/30/97 5.54  19,000,000  18,915,819
Associates Corp. of North America
9/17/97 5.64  100,000,000  99,752,889
9/17/97 5.65  13,000,000  12,967,817
9/25/97 5.54  20,000,000  19,926,666
Bank of Nova Scotia
9/17/97 5.66  20,000,000  19,950,400
9/18/97 5.64  6,000,000  5,984,247
Bear Stearns Cos., Inc.
10/14/97 5.62  14,000,000  13,907,359
10/21/97 5.60  20,000,000  19,846,667
10/27/97 5.58  11,000,000  10,905,547
11/17/97 5.60  7,000,000  6,917,353
Berliner Handels-und Frankfurter Bank
9/23/97 5.66  7,000,000  6,976,130
BHF Finance (Delaware), Inc.
10/3/97 5.56  22,000,000  21,892,249
10/10/97 5.62  7,000,000  6,957,988
BMW US Capital Corp.
9/9/97 5.61  6,000,000  5,992,600
9/18/97 5.55  3,000,000  2,992,166
9/22/97 5.54  9,000,000  8,971,072
10/7/97 5.60  4,000,000  3,977,720
11/10/97 5.62  14,000,000  13,849,189
B.B.V. Finance (Delaware), Inc.
10/8/97 5.88  21,000,000  20,876,759
Caisse des Depots et Consignations
9/18/97 5.64  19,750,000  19,698,145
9/26/97 5.56  25,000,000  24,904,514
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
CIESCO, L.P.
9/12/97 5.57% $ 12,000,000 $ 11,979,760
CIT Group Holdings, Inc.
9/17/97 5.57  40,000,000  39,902,044
Citibank Credit Card Master Trust I (Dakota Certificate Program)
9/3/97 5.56  10,535,000  10,531,769
9/3/97 5.59  5,500,000  5,498,307
9/22/97 5.59  4,000,000  3,987,096
9/24/97 5.56  7,000,000  6,975,313
11/10/97 5.62  4,000,000  3,956,911
11/13/97 5.62  4,000,000  3,955,064
CoreStates Capital Corp. (a)
9/5/97 5.58  5,000,000  5,000,000
Cregem North America, Inc.
9/11/97 5.66  10,000,000  9,984,500
9/16/97 5.64  6,000,000  5,986,100
9/18/97 5.65  13,000,000  12,965,806
9/23/97 5.66  7,000,000  6,976,130
9/24/97 5.66  9,000,000  8,967,915
10/17/97 5.62  14,000,000  13,900,896
Eiger Capital Corp.
9/4/97 5.56  15,634,000  15,626,795
9/8/97 5.56  14,000,000  13,984,946
9/10/97 5.56  7,000,000  6,990,323
9/22/97 5.55  10,000,000  9,967,800
Enterprise Funding Corp.
9/2/97 5.57  8,000,000  7,998,769
9/5/97 5.60  16,000,000  15,990,133
9/12/97 5.58  3,000,000  2,994,930
9/18/97 5.60  9,366,000  9,341,498
9/19/97 5.57  11,000,000  10,969,640
10/15/97 5.59  3,000,000  2,979,650
Fina Oil and Chemical Company
9/8/97 5.64  2,000,000  1,997,830
9/17/97 5.57  4,000,000  3,990,151
Ford Motor Credit Corp.
10/7/97 5.54  100,000,000  99,450,000
10/7/97 5.55  75,000,000  74,587,500
10/20/97 5.58  60,000,000  59,550,833
11/5/97 5.87  75,000,000  74,228,125
General Electric Capital Corp.
9/19/97 5.54  100,000,000  99,725,000
9/22/97 5.54  35,000,000  34,887,708
9/22/97 5.80  38,000,000  37,874,980
9/23/97 5.80  65,000,000  64,775,967
10/7/97 5.55  35,000,000  34,807,500

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
General Motors Acceptance Corp.
9/10/97 5.61% $ 34,000,000 $ 33,952,400
9/15/97 5.55  27,000,000  26,941,935
9/22/97 5.56  13,000,000  12,958,140
10/14/97 6.00  51,000,000  50,645,465
10/16/97 6.01  8,000,000  7,941,750
10/20/97 6.03  18,000,000  17,856,798
10/29/97 6.02  11,000,000  10,896,414
11/3/97 6.02  17,000,000  16,826,409
11/10/97 6.02  34,000,000  33,613,911
11/12/97 6.02  12,000,000  11,859,960
Generale Banque
9/23/97 5.65  3,000,000  2,989,788
Goldman Sachs Group, L.P. (The)
9/17/97 5.55  18,000,000  17,955,840
11/12/97 5.87  40,000,000  39,544,000
Grand Capital Corp.
1/7/98 5.70  8,000,000  7,842,133
GTE Corp.
9/2/97 5.57  11,000,000  10,998,304
Household Finance Corp.
9/8/97 5.59  6,000,000  5,993,537
Merrill Lynch & Co., Inc.
9/23/97 5.54  25,000,000  24,915,819
11/4/97 5.60  50,000,000  49,509,333
1/14/98 5.71  13,000,000  12,729,438
Morgan Stanley Dean Witter Discover, Inc.
9/23/97 5.58 (a)  95,000,000  95,000,000
10/6/97 5.56  20,000,000  19,892,861
10/7/97 5.56  50,000,000  49,724,500
10/22/97 5.57  27,000,000  26,789,243
Nationwide Building Society
9/5/97 5.80  30,000,000  29,981,183
10/8/97 5.62  13,365,000  13,288,901
11/17/97 5.62  12,000,000  11,857,807
New Center Asset Trust
11/7/97 5.89  5,000,000  4,946,772
Norfolk Southern Corp.
9/8/97 5.72  2,000,000  1,997,783
9/18/97 5.73  6,500,000  6,482,504
10/1/97 5.75  5,000,000  4,976,167
10/2/97 5.75  16,000,000  15,921,191
PHH Corp.
9/9/97 5.60  17,000,000  16,979,071
10/9/97 5.62  7,000,000  6,959,066
10/31/97 5.61  7,000,000  6,935,483
Preferred Receivables Funding Corp.
9/18/97 5.56  3,000,000  2,992,180
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Sears Roebuck Acceptance Corp.
9/17/97 5.56% $ 13,000,000 $ 12,968,107
Textron, Inc.
9/15/97 5.71  4,000,000  3,991,164
9/18/97 5.73  10,650,000  10,621,333
9/22/97 5.68  10,000,000  9,967,042
Toronto Dominion Holdings USA, Inc.
12/23/97 5.75  15,000,000  14,736,804
Triple A One Funding Corp.
9/3/97 5.59  2,000,000  1,999,384
9/8/97 5.55  20,000,000  19,978,533
9/8/97 5.56  8,500,000  8,490,860
9/11/97 5.68  8,000,000  7,987,556
9/18/97 5.58  3,000,000  2,992,152
UBS Finance, Inc.
9/2/97 5.63  142,000,000  141,977,793
Unifunding, Inc.
9/10/97 5.68  12,000,000  11,983,200
9/15/97 5.66  7,000,000  6,984,810
10/1/97 5.61  5,000,000  4,976,917
10/20/97 5.60  20,000,000  19,849,733
TOTAL COMMERCIAL PAPER   2,244,563,041
FEDERAL AGENCIES - 2.4%
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 0.4%
9/4/97 5.71  22,000,000  21,995,069
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 2.0%
9/9/97 5.71  80,000,000  79,981,122
9/13/97 5.71  50,000,000  49,981,202
     129,962,324
TOTAL FEDERAL AGENCIES  151,957,393
BANK NOTES - 4.3%
Bank of New York, NY
3/3/98 5.85  30,000,000  29,992,802
3/17/98 6.00  10,000,000  9,997,937
Bank One, Columbus, NA
9/2/97 5.73  46,000,000  45,975,343
Comerica, Inc.
9/17/97 5.61 (a)  15,000,000  14,990,964
Comerica Bank - Detroit
3/27/98 6.20  25,000,000  24,972,951

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Huntington National Bank
9/30/97 5.50% $ 10,000,000 $ 10,001,677
Key Bank National Association
9/2/97 5.61  19,000,000  18,987,222
9/24/97 5.58  26,000,000  25,986,445
9/29/97 5.58  25,000,000  24,983,159
National City Bank - Pennsylvania
9/2/97 5.59  18,000,000  17,988,050
Northern Trust Bank
9/2/97 5.58 (a)  14,000,000  13,992,087
PNC Bank
9/2/97 5.66 (a)  14,000,000  13,989,538
9/11/97 5.59 (a)  25,000,000  24,995,654
TOTAL BANK NOTES   276,853,829
MASTER NOTES (A) - 3.1%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Goldman Sachs Group, L.P. (The)
9/16/97 (c) 5.81  58,000,000  58,000,000
11/7/97 (c) 5.72  12,000,000  12,000,000
J.P. Morgan Securities
9/2/97 5.75  84,000,000  84,000,000
Norwest Corp.
9/2/97 5.66  36,000,000  36,000,000
Suntrust Banks Inc.
9/2/97 5.61  10,000,000  10,000,000
TOTAL MASTER NOTES  200,000,000
MEDIUM-TERM NOTES (A) - 3.2%
BankBoston NA
9/11/97 5.66  15,000,000  15,000,000
Beneficial Corp.
9/5/97 5.61  12,000,000  11,996,740
9/25/97 5.72  10,000,000  9,993,578
First Bank NA - Minnesota
9/17/97 5.59  10,000,000  9,993,268
General Motors Acceptance Corp.
9/2/97 5.81  11,000,000  10,999,003
11/1/97 5.71  26,000,000  26,000,000
Merrill Lynch & Co., Inc.
9/4/97 5.61  11,000,000  10,998,546
Norwest Corp.
10/22/97 5.77  31,000,000  31,000,000
MEDIUM-TERM NOTES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Pacific Mutual Life Insurance Co. (b)
9/9/97 5.87% $ 10,000,000 $ 10,000,000
12/9/97 (d) 5.76  25,000,000  25,000,000
PNC Bank
9/27/97 5.59  18,000,000  17,992,294
Transamerica Life Insurance and Annuity Co.
9/2/97 (c) 5.66  10,000,000  10,000,000
9/16/97 5.81  16,000,000  16,000,000
TOTAL MEDIUM-TERM NOTES  204,973,429
SHORT-TERM NOTES (A) - 3.9%
Capital One Funding Corp. (1994-C)
9/8/97 5.56  8,745,000  8,745,000
Capital One Funding Corp. (1994-E)
9/8/97 5.56  8,477,000  8,477,000
Capital One Funding Corp. (1995-D)
9/8/97 5.56  11,585,000  11,585,000
Capital One Funding Corp. (1995-E)
9/8/97 5.56  10,075,000  10,075,000
CSA Funding - C
9/8/97 5.60  5,000,000  5,000,000
Liquid Asset Backed Securities Trust (1996-1)
9/15/97 (b) 5.68  28,000,000  28,000,000
Liquid Asset Backed Securities Trust (1996-2)
9/2/97 (b) 5.66  35,000,000  35,000,000
SMM Trust (1996-P)
9/16/97 (b) 5.66  35,000,000  35,000,000
SMM Trust (1997-I)
9/29/97 (b) 5.63  31,000,000  31,000,000
SMM Trust (1997-V)
9/26/97 (b) 5.63  39,000,000  39,000,000
SMM Trust (1997-W)
9/16/97 (b) 5.64  35,000,000  35,000,000
TOTAL SHORT-TERM NOTES   246,882,000
TIME DEPOSITS - 4.8%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Bank of Tokyo - Mitsubishi Ltd.
9/2/97 5.63% $ 6,000,000 $ 6,000,000
9/8/97 5.63  18,000,000  18,000,000
9/22/97 5.61  14,000,000  14,000,000
10/2/97 5.60  23,000,000  23,000,000
10/2/97 5.67  11,000,000  11,000,000
First National Bank of Chicago
9/2/97 5.63  150,000,000  150,000,000
Sumitomo Bank, Ltd. Japan
9/3/97 5.69  11,000,000  11,000,000
9/9/97 5.66  22,000,000  22,000,000
9/19/97 5.65  14,000,000  14,000,000
9/23/97 5.63  10,000,000  10,000,000
9/25/97 5.63  17,000,000  17,000,000
10/3/97 5.69  11,000,000  11,000,000
TOTAL TIME DEPOSITS   307,000,000
REPURCHASE AGREEMENTS - 1.8%
 MATURITY
 AMOUNT
In a joint trading account (Note 2):
(U.S. Treasury Obligations)
dated 8/27/97 due 9/2/97
  At 5.65%   $ 64,060,267  64,000,000
 (U.S. Government Obligations)
dated 8/29/97 due 9/2/97
  At 5.58%   53,326,044  53,293,000
TOTAL REPURCHASE AGREEMENTS   117,293,000
TOTAL INVESTMENTS - 100%  $ 6,389,983,341
Total Cost for Income Tax Purposes  $ 6,389,983,341
LEGEND
3. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
4. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $ 238,000,000 or approximately 3.8% of net assets.
5. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION COST
SECURITY DATE (000S)
Goldman Sachs Group,
 L.P. (The)  6/11/97 $ 58,000,000
Goldman Sachs Group,
 L.P. (The)  8/5/97 $ 12,000,000
Transamerica Life Insurance
 and Annuity Co.  12/11/96 $ 10,000,000

6. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1997, the fund had a capital loss carryforward of approximately $394,000 of which $278,000, $42,000, and $74,000 will expire on August 31, 2002, 2004, and 2005, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE AGREEMENTS OF $117,293,000) -                   $ 6,389,983,341
SEE ACCOMPANYING SCHEDULE

INTEREST RECEIVABLE                                                                                       38,461,038

 TOTAL ASSETS                                                                                             6,428,444,379

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                                                 $ 67,233

PAYABLE FOR INVESTMENTS PURCHASED                                                          164,040,038
REGULAR DELIVERY

 DELAYED DELIVERY                                                                          25,000,000

SHARE TRANSACTIONS IN PROCESS                                                              10,167,762

DISTRIBUTIONS PAYABLE                                                                      53,760

ACCRUED MANAGEMENT FEE                                                                     2,237,046

OTHER PAYABLES AND ACCRUED EXPENSES                                                        37,648

 TOTAL LIABILITIES                                                                                        201,603,487

NET ASSETS                                                                                               $ 6,226,840,892

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                                          $ 6,227,234,682

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                                       (393,790)

NET ASSETS, FOR 6,227,162,672 SHARES OUTSTANDING                                                         $ 6,226,840,892

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                            $1.00
($6,226,840,892 (DIVIDED BY) 6,227,162,672 SHARES)


STATEMENT OF OPERATIONS

 YEAR ENDED AUGUST 31, 1997

INTEREST INCOME                                                        $ 333,032,817

EXPENSES

MANAGEMENT FEE                                          $ 24,915,789

NON-INTERESTED TRUSTEES' COMPENSATION                    39,323

 TOTAL EXPENSES BEFORE REDUCTIONS                        24,955,112

 EXPENSE REDUCTIONS                                      (1,740,959)    23,214,153

NET INTEREST INCOME                                                     309,818,664

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                 (73,225)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 309,745,439


STATEMENT OF CHANGES IN NET ASSETS


                                                                                       YEAR ENDED         YEAR ENDED

                                                                                       AUGUST 31,         AUGUST 31,

                                                                                       1997               1996


INCREASE (DECREASE) IN NET ASSETS


OPERATIONS                                                                             $ 309,818,664      $ 256,164,758

NET INTEREST INCOME


 NET REALIZED GAIN (LOSS)                                                               (73,225)           (42,074)


 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        309,745,439        256,122,684


DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME                                  (309,818,664)      (256,164,758)


SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE                                7,484,258,226      5,429,621,106

PROCEEDS FROM SALES OF SHARES


 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME                                 309,818,664        252,826,219


 COST OF SHARES REDEEMED                                                                (6,894,419,990)    (4,704,989,059)


 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS     899,656,900        977,458,266


  TOTAL INCREASE (DECREASE) IN NET ASSETS                                               899,583,675        977,416,192


NET ASSETS


 BEGINNING OF PERIOD                                                                    5,327,257,217      4,349,841,025


 END OF PERIOD                                                                         $ 6,226,840,892    $ 5,327,257,217



FINANCIAL HIGHLIGHTS
      YEARS ENDED AUGUST 31,


                                                      1997          1996          1995          1994          1993

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

INCOME FROM INVESTMENT OPERATIONS                      .052          .053          .054          .034          .030
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.052)        (.053)        (.054)        (.034)        (.030)

NET ASSET VALUE, END OF PERIOD                        $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000

TOTAL RETURN A                                         5.37%         5.40%         5.57%         3.41%         3.09%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 6,226,841   $ 5,327,257   $ 4,349,841   $ 2,799,925   $ 1,705,966

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .42%          .37%          .42%          .42%          .42%
                                                                    B

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER          .39% C        .34%          .42%          .42%          .42%
EXPENSE REDUCTIONS                                                  C

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.21%         5.31%         5.49%         3.44%         3.05%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1997




6. SIGNIFICANT ACCOUNTING POLICIES.
Retirement Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
7. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management &
Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above. WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES - CONTINUED
involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $80,000,000 or 1.3% of net assets.
8. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
9. EXPENSE REDUCTIONS.
 FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $1,740,959 under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Money Market Trust and the Shareholders of Retirement Money Market Portfolio:
We have audited the accompanying statement of assets and liabilities of Fidelity Money Market Trust: Retirement Money Market Portfolio, including the schedule of portfolio investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Money Market Trust: Retirement Money Market Portfolio as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
October 10, 1997




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Boyce I. Greer, VICE PRESIDENT
Robert K. Duby, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Richard A. Silver, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY